Other (Expense)/ Income	12 Months Ended
Dec. 31, 2024
Other (Expense)/ Income [Abstract]
OTHER (EXPENSE)/ INCOME

4 OTHER (EXPENSE)/ INCOME

The Group’s other (expense)/ income is made up of the following:

	Year Ended December 31,
	2024 $’000	2023 $’000	2022 $’000

Other Income	-	-	65
Total other income/(expense)	-	-	65

Sublicense income has been classified as other income as the counterparty is not considered a customer but an entity we are collaborating with.